Note A - Summary of Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Percentage of LIFO Inventory	73.00%	82.00%		82.00%
Depreciation (in Dollars)	$ 11.2	$ 10.5	$ 10.2
Concentration Risk, Percentage		10.00%		10.00%
Advertising Expense (in Dollars)	$ 3.5	$ 3.4	$ 3.2
Percentage Of Total Sales Benchmark [Member]
Concentration Risk, Percentage	10.00%
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Minimum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Asset, Useful Life	18 years